Columbia Strategic Municipal Income Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 99.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,377,948
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,256,784
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
06/30/2054	5.250%	4,250,000	4,494,738
Hoover Industrial Development Board(a)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,615,254
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,971,871
Total			26,716,595
Arizona 0.8%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	694,766
07/01/2051	4.000%	850,000	696,831
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,106,570
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,241,321
07/01/2059	5.000%	1,000,000	929,461
Industrial Development Authority of the County of Pima (The)(b)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,312,899
06/15/2057	4.000%	500,000	370,458
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,122,776
Series 2018
02/15/2048	5.000%	870,000	808,190
Total			13,283,272
California 4.1%
California Community Choice Financing Authority(c)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,500,000	3,794,600
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,183,267
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,360,306
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,797,380
02/01/2042	5.000%	1,500,000	1,512,952
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,210,750
California Municipal Finance Authority(b)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	967,169
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,151,016
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	466,390
11/15/2051	5.000%	1,000,000	864,831

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,435,222
California School Finance Authority(b)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,030,258
07/01/2046	6.375%	150,000	154,196
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,801,686
California Statewide Communities Development Authority(b)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	500,838
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2042	4.000%	500,000	486,054
Compton Unified School District(d)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,254,006
06/01/2038	0.000%	1,830,000	1,018,610
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	2,000,000	1,919,058
Glendale Unified School District(d)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	696,297
09/01/2033	0.000%	1,100,000	726,882
Golden State Tobacco Securitization Corp.(d)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	5,000,000	505,640
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,101,174
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,224,960
Poway Unified School District(d)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,645,703
Riverside County Transportation Commission(d)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	848,164
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,046,475
San Diego County Regional Airport Authority(a)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,384,536
07/01/2058	5.250%	10,000,000	10,479,076
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,484,624
San Francisco City & County Airport Commission - International Airport(a)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,608,110
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2035	3.000%	1,600,000	1,489,191
08/01/2036	3.000%	2,275,000	2,075,997
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,002
Total			70,227,420
Colorado 4.2%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,865,000	2,344,792
City & County of Denver(d)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,918,439
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System(a)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,081,222
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,163,719
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,478,687
Colorado Bridge Enterprise(a)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,606,605
Colorado Educational & Cultural Facilities Authority(b)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	749,999
07/01/2049	5.500%	700,000	700,000
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	8,601,747
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,865,863
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	14,500,000	13,608,907
08/01/2049	4.000%	2,595,000	2,356,738
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	850,788
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	10,000,000	10,503,551
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	4,014,769
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2040	4.000%	1,000,000	966,473
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	942,679
09/01/2050	4.000%	1,500,000	1,375,928
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	393,124
10/01/2049	3.250%	1,000,000	766,728
10/01/2054	3.400%	1,000,000	753,461
Fiddlers Business Improvement District(b)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,214,054
Total			71,258,273
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	1,913,267
Delaware 0.3%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,566,517
Delaware State Housing Authority(e)
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,140,000	1,147,555
07/01/2049	4.650%	1,000,000	1,000,168
07/01/2054	4.750%	800,000	800,398
Total			5,514,638
District of Columbia 0.9%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	2,939,017
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,204,301
07/01/2049	4.000%	695,000	599,472
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,244,903

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,775,000	5,257,081
Total			15,244,774
Florida 4.4%
Capital Trust Agency, Inc.(b)
04/27/2021
07/01/2056	5.000%	4,625,000	4,225,529
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,682,824
Capital Trust Agency, Inc.(b),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,123,325
12/01/2050	0.000%	1,000,000	327,500
Capital Trust Agency, Inc.(b),(d)
Subordinated
07/01/2061	0.000%	93,140,000	5,801,216
Capital Trust Authority(b)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,383,830
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	4,790,364
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,811,178
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	2,972,426
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	398,570
09/01/2036	0.000%	700,000	405,691
09/01/2037	0.000%	700,000	381,513
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Seaport Department(a)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,142,830
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,588,285
10/01/2037	0.000%	4,000,000	2,083,457
10/01/2038	0.000%	1,500,000	734,084
10/01/2039	0.000%	3,300,000	1,503,982
Florida Development Finance Corp.(a),(e)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024
07/01/2053	5.500%	6,600,000	6,834,881
Florida Development Finance Corp.(a),(b),(c),(e)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/14/2032	12.000%	1,500,000	1,545,000
Florida Development Finance Corp.(b)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	973,302
Florida Development Finance Corp.(a),(b)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	3,000,000	3,209,920
Hillsborough County Aviation Authority(a)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,486,510
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,658,301
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,178,974
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,093,917
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,003,078
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	938,349
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	779,004
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	470,473
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,130,496
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,493,004
Total			75,151,813
Georgia 3.4%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
06/01/2027	5.750%	4,000,000	3,958,453
City of Atlanta Department of Aviation(a)
Revenue Bonds
Series 2022B
07/01/2052	5.000%	8,810,000	9,106,123
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	967,887
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,938,908
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,016,816
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	834,805
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	3,954,056
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	11,700,000	12,151,209
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,738,011
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Series 2024B (Mandatory Put 03/01/32)
11/30/2054	5.000%	4,500,000	4,746,335
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,873,948
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,828,875
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,263,738
12/01/2048	6.250%	1,960,000	1,700,374
Total			58,079,538
Idaho 0.7%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	2,772,496
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	6,000,000	4,081,024
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,875,000	2,848,872

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spring Valley Community Infrastructure District No. 1(b)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,629,653
Total			11,332,045
Illinois 10.7%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,043,244
04/01/2048	5.750%	1,125,000	1,231,601
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,611,695
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,940,210
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,991,488
Seires 2023A
12/01/2049	6.000%	3,300,000	3,610,047
Series 2018
12/01/2046	5.000%	2,500,000	2,450,175
Series 2022A
12/01/2047	4.000%	4,000,000	3,432,173
Series 2023A
12/01/2047	5.875%	4,600,000	5,005,255
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	520,889
Series 2022B
12/01/2036	4.000%	7,815,000	7,573,863
Chicago Board of Education(b)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,890,951
Chicago Board of Education(d)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,865,248
Chicago O’Hare International Airport(a)
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	8,999,956
01/01/2052	5.000%	8,030,000	8,042,834
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,681,268
01/01/2047	5.000%	1,000,000	1,006,027
Series 2017J
01/01/2037	5.000%	2,000,000	2,047,342
Series 2022
01/01/2048	4.500%	3,000,000	2,943,912
01/01/2055	5.000%	20,485,000	20,793,092
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,012,039
07/01/2048	5.000%	800,000	787,716
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	4,390,000	4,398,286
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,665,639
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	530,775
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2044	5.000%	650,000	651,561
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	4,803,915
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	802,773
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,587,289
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,062,605
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	738,605
12/15/2036	0.000%	2,500,000	1,448,076
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,836,211
McCormick Place Expansion Project
Series 2017
12/15/2054	0.000%	11,110,000	2,158,971
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	1,807,024
06/15/2052	4.000%	3,000,000	2,630,554
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,128,405
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,178,837
Series 2018A
05/01/2032	5.000%	2,500,000	2,635,675
05/01/2033	5.000%	5,000,000	5,242,475
05/01/2039	5.000%	4,320,000	4,444,126
05/01/2040	5.000%	6,005,000	6,153,860
05/01/2041	5.000%	6,000,000	6,130,592
Series 2020
05/01/2039	5.500%	2,700,000	2,916,834
05/01/2045	5.750%	1,750,000	1,881,043
Series 2020C
10/01/2042	4.000%	3,935,000	3,664,861
Series 2021B
12/01/2038	4.000%	3,970,000	3,857,126
Series 2022A
03/01/2042	5.500%	12,700,000	13,824,260
03/01/2047	5.500%	3,300,000	3,523,668
Series 2023B
05/01/2047	5.500%	1,750,000	1,869,887
05/01/2048	4.500%	400,000	377,101
Total			184,432,059
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.5%
City of Valparaiso(a),(b),(e)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,011,067
01/01/2054	5.000%	750,000	759,115
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,150,646
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	1,665,000	1,803,268
Total			7,724,096
Iowa 1.0%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,204,901
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	7,011,684
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,547,835
Total			16,764,420
Kentucky 0.7%
City of Henderson(a),(b)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,470,316
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,217,699
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	8,983,395
Total			11,671,410

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 0.5%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,050,000	3,050,609
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,031,193
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,501,529
New Orleans Aviation Board(a)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,279,627
Parish of St. James(b)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,350,999
Total			9,213,957
Maryland 1.2%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,399,291
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,233,200
Maryland Economic Development Corp.(a)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	3,000,000	3,069,233
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	768,835
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,206,667
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,373,289
Total			21,050,515
Massachusetts 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,568,933
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,008,931
Massachusetts Educational Financing Authority(a)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	2,701,176
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,398,765
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	10,221,092
Total			22,898,897
Michigan 4.7%
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,610,000	6,704,828
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	430,521
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,195,418
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,200,981
Series 2019B
12/01/2044	3.100%	6,000,000	4,754,439
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
12/01/2044	4.500%	1,225,000	1,212,187
12/01/2049	4.650%	1,100,000	1,100,025
12/01/2053	4.700%	1,610,000	1,598,697
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,039,777
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,051,987
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,563,808
10/01/2047	3.850%	4,155,000	3,588,677
Michigan Strategic Fund(a)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	15,555,178
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	21,763,752
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,495,901
Wayne County Airport Authority(a)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	712,997
Total			80,969,173
Minnesota 1.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,206,798
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	836,710
08/01/2043	5.250%	500,000	495,710
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,892,218
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,299,924
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,677,496
02/15/2053	5.000%	8,000,000	8,068,431
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,788,221
02/01/2034	0.000%	1,565,000	1,041,367
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	759,856
St. Cloud Housing & Redevelopment Authority(c)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,835,000	2,211,327
Total			26,278,058
Missouri 1.5%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,916,830
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,221,812
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,007,239
Kansas City Industrial Development Authority(a)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	8,250,000	7,645,809
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,068,013

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2044	4.450%	785,000	784,720
11/01/2049	4.600%	785,000	777,785
11/01/2054	4.700%	450,000	446,936
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	700,259
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,828,270
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,431,370
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,120,218
09/01/2042	5.000%	2,000,000	1,939,162
Total			25,888,423
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	330,000	287,403
12/01/2047	3.600%	430,000	354,550
Total			641,953
Nebraska 1.5%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	2,350,000	2,334,526
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,006,717
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,004,591
01/01/2038	4.000%	1,300,000	1,293,666
01/01/2039	4.000%	1,810,000	1,781,773
01/01/2044	4.000%	15,000,000	14,066,285
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,584,058
09/01/2042	3.050%	375,000	301,767
Total			25,373,383
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	853,298
State of Nevada Department of Business & Industry(b)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	571,692
Series 2018A
12/15/2038	5.000%	415,000	408,924
12/15/2048	5.000%	2,000,000	1,850,523
Total			3,684,437
New Hampshire 0.2%
New Hampshire Business Finance Authority(b)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,815,369
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	863,023
Total			2,678,392
New Jersey 4.6%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,621,135
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,238,859
New Jersey Economic Development Authority(a)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,775,430
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,949,645
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,416,298
New Jersey Higher Education Student Assistance Authority(a)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	120,000	119,321
12/01/2035	4.000%	120,000	119,220
New Jersey Housing & Mortgage Finance Agency(a)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,467,448
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,849,990
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,707,877
New Jersey Transportation Trust Fund Authority(d)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,686,895
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	2,000,000	1,895,812
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,064,034
Series 2019
06/15/2046	5.000%	3,500,000	3,581,347
Series 2022
06/15/2048	5.000%	3,750,000	3,937,094
Series 2023BB
06/15/2046	5.000%	5,255,000	5,572,669
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,062,818
01/01/2052	5.250%	6,250,000	6,752,350
Series 2024B
01/01/2054	5.250%	5,000,000	5,435,643
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(a)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,936,191
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	1,860,000	1,877,658
Total			79,067,734
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,604,641
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,896,498
Total			3,501,139
New York 10.9%
Build NYC Resource Corp.(b)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	1,017,347
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,407,522
Series 2024D
04/01/2054	5.250%	5,250,000	5,683,117
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,713,160
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,699,804
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,563,886
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,369,644
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,912,173

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,290,082
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,764,457
Series 2019
11/01/2049	3.250%	6,235,000	4,768,415
New York City Municipal Water Finance Authority
Revenue Bonds
2nd General Resolution
Subordinated Series 2024
06/15/2050	4.000%	7,685,000	7,343,551
Series 2022CC-1
06/15/2052	4.000%	5,915,000	5,640,725
Subordinated Series 2024CC-1
06/15/2054	5.250%	2,250,000	2,458,077
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	2,009,128
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,899,812
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,699,593
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	345,000	329,672
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	2,972,334
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,369,306
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,892,695
Series 2024A
03/15/2054	4.000%	3,685,000	3,452,798
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	908,443
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,097,861
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	12,224,453
Revenue Bonds
Green Bonds - Bidding Group
Series 2022
03/15/2055	5.000%	5,000,000	5,260,663
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,556,417
New York Transportation Development Corp.(a)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	10,000,000	10,324,793
10/01/2045	4.375%	2,500,000	2,413,330
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,586,105
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	4,074,857
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,206,682
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	2,000,000	2,080,811
12/01/2042	4.000%	4,360,000	4,096,797
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,631,731
Series 2023-238
07/15/2039	5.000%	2,000,000	2,146,500
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	2,775,000	2,588,011
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,304,393
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,024,752
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2022A
11/15/2052	4.000%	12,500,000	11,821,155
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,021,073
09/15/2047	5.250%	1,475,000	1,105,033
09/15/2053	5.250%	3,045,000	2,192,028
Westchester County Local Development Corp.(b)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,822,832
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,736,850
Total			186,482,868
North Carolina 1.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,710,198
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,074,265
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,760,363
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	732,719
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,634,766
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,948,565
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,031,197
North Carolina Turnpike Authority(d)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,377,324
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,656,099
01/01/2045	0.000%	10,000,000	3,754,577
Total			21,680,073
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	650,651
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	365,118
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	854,085
Series 2019C
07/01/2039	3.200%	1,530,000	1,312,458
Total			3,182,312
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	32,510,000	29,430,308
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,975,000	1,651,567
12/01/2049	5.125%	1,270,000	993,268

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lake County Port & Economic Development Authority(b),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,175,000
Ohio Air Quality Development Authority(a),(b)
Revenue Bonds
AMG Vanadium Project
Series 2019
07/01/2049	5.000%	4,000,000	3,667,809
Ohio Air Quality Development Authority(a)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,312,560
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	247,729
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,634,104
Series 2024A (GNMA)
09/01/2049	4.550%	5,000,000	4,946,404
09/01/2054	4.650%	5,000,000	4,933,672
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,131,801
Total			53,124,222
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,254,767
11/15/2045	5.250%	1,885,000	1,842,179
Total			3,096,946
Oregon 0.8%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,375,831
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Portland Airport(a)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,813,388
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,083,653
Total			14,272,872
Pennsylvania 5.5%
City of Philadelphia Airport(a)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,651,931
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	806,718
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,018,642
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,696,958
Luzerne County Industrial Development Authority(a)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,106,858
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,268,644
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	921,981
11/15/2045	5.000%	3,500,000	3,548,604
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	690,703
08/15/2048	5.000%	1,500,000	1,522,431
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,272,326
Series 2017A
11/15/2042	4.000%	10,000,000	9,576,487
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,262,302
Pennsylvania Economic Development Financing Authority(b),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(a)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,136,866
06/30/2042	5.000%	10,000,000	9,833,062
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,181,118
06/30/2061	6.000%	3,000,000	3,289,556
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	255,000	251,981
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,408,935
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,362,040
10/01/2039	2.700%	3,000,000	2,443,926
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,510,849
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,150,450
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,524,637
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	752,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018B
09/01/2043	5.000%	515,000	528,952
Series 2021A
09/01/2039	4.000%	3,250,000	3,202,267
09/01/2041	4.000%	3,000,000	2,833,068
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,221
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	4,869,894
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,139,789
Total			94,914,341
Puerto Rico 4.1%
Commonwealth of Puerto Rico(d),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,836,635	3,501,981
Subordinated Series 2022
11/01/2043	0.000%	4,021,640	2,392,876
Puerto Rico Commonwealth Aqueduct & Sewer Authority(b),(g)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	9,000,000	9,104,003
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	717,938
07/01/2032	0.000%	2,420,000	635,250
Series 2008WW
07/01/2033	0.000%	1,750,000	459,375
07/01/2038	0.000%	1,750,000	459,375
Series 2010CCC
07/01/2028	0.000%	6,000,000	1,575,000
Series 2010XX
07/01/2040	0.000%	6,500,000	1,706,250
Series 2012A
07/01/2042	0.000%	6,505,000	1,707,562

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(d),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	60,183,000	18,766,504
07/01/2051	0.000%	27,250,000	6,213,390
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	23,420,000	23,323,261
Total			70,562,765
South Carolina 1.2%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,133,534
South Carolina Ports Authority(a)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,592,145
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,644,016
Series 2022A
12/01/2047	4.000%	13,000,000	11,864,781
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	885,000	724,666
Total			20,959,142
South Dakota 1.1%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,428,480
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,853,717
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,499,074
05/01/2049	4.625%	3,410,000	3,391,491
Total			19,172,762
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 2.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	357,372
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,738,972
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,636,527
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,207,843
Series 2017A
07/01/2048	5.000%	835,000	844,291
New Memphis Arena Public Building Authority(d)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	144,946
04/01/2033	0.000%	2,000,000	1,384,574
04/01/2038	0.000%	1,150,000	604,060
04/01/2039	0.000%	1,625,000	803,529
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	10,000,000	6,877,117
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,100,901
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	394,407
07/01/2047	3.650%	895,000	770,619
Series 2018-1
07/01/2042	3.900%	435,000	395,675
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1A
07/01/2044	4.500%	850,000	852,225
07/01/2049	4.700%	1,350,000	1,347,548
07/01/2054	4.800%	565,000	567,253
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,359,098
Total			37,386,957
Texas 10.5%
Angelina & Neches River Authority(a),(b)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	4,250,000	2,817,591
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	743,953
Arlington Higher Education Finance Corp.(b)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,931,774
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	2,003,030
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,831,242
07/15/2036	4.000%	3,000,000	2,511,197
Series 2018
07/15/2033	5.000%	1,000,000	958,611
07/15/2037	5.000%	2,100,000	1,939,024
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,182,495
Central Texas Turnpike System(d)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,053,933
City of Austin Airport System
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,010,198
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Airport System(a)
Revenue Bonds
Series 2017B
11/15/2046	5.000%	1,000,000	1,004,513
City of Houston Airport System(a)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,618,881
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,279,191
Subordinated Series 2020A
07/01/2047	4.000%	5,550,000	5,060,647
Subordinated Series 2021A
07/01/2046	4.000%	8,400,000	7,716,936
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	535,000	535,462
08/15/2042	5.000%	1,500,000	1,500,228
Series 2013
08/15/2033	6.000%	260,000	260,450
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,053,472
Series 2015A
12/01/2045	5.000%	400,000	387,797
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	4,021,795
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,626,616
02/01/2053	5.250%	2,500,000	2,687,022
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	9,500,000	8,992,240
Dallas Love Field(a)
Revenue Bonds
Series 2017
11/01/2036	5.000%	1,000,000	1,019,779
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,538,933

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,568,207
Series 2023
02/15/2053	4.000%	4,125,000	3,807,268
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,267,586
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,489,444
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	4,500,000	4,455,052
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	442,447
11/15/2046	5.500%	750,000	619,683
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,368,784
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	650,000
07/01/2047	0.000%	1,000,000	650,000
07/01/2052	0.000%	1,500,000	975,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	675,000
07/01/2051	0.000%	5,235,000	2,355,750
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,140,750
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	480,868
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,867,109
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northside Independent School District(e)
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,395,917
08/15/2054	4.125%	3,500,000	3,343,902
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	373,167
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,342,022
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,583,312
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	693,938
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,193,324
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2040	4.000%	500,000	491,834
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	1,930,193
Texas Private Activity Bond Surface Transportation Corp.(a)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	7,073,456
Segment 3C Project
Series 2019
06/30/2058	5.000%	20,000,000	20,125,152
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,002,101
12/31/2045	5.000%	2,250,000	2,252,431
12/31/2050	5.000%	7,165,000	7,173,417
12/31/2055	5.000%	6,515,000	6,522,541
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	558,343
08/01/2039	0.000%	600,000	294,676
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,644,173
Total			181,093,857
Utah 1.1%
City of Salt Lake City Airport(a)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	3,176,388
Downtown East Streetcar Sewer Public Infrastructure District(b)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	1,918,458
Mida Golf and Equestrian Center Public Infrastructure District(b)
Limited General Obligation Bonds
Series 2021
06/01/2057	4.625%	3,360,000	2,335,969
Salt Lake City Corp. Airport(a)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,792,945
UIPA Crossroads Public Infrastructure District(b)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	2,736,481
Utah Charter School Finance Authority(b)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,191,398
Total			19,151,639
Virginia 2.1%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,285,788
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,250,196
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Fairfax
Unlimited General Obligation Bonds
Series 2024A
10/01/2043	4.000%	16,090,000	16,205,331
Virginia Small Business Financing Authority(a)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,299,004
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,498,839
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	4,134,279
Total			36,673,437
Washington 1.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,648,132
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,015,100
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	10,215,555
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,269,581
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	504,974
Washington State Housing Finance Commission(b)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,602,443
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,270,778
07/01/2059	6.250%	1,165,000	1,263,057
07/01/2063	6.375%	750,000	807,161
Total			24,596,781

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 3.4%
Public Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,659,036
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,155,676
09/01/2054	5.000%	1,000,000	872,260
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,090,507
10/01/2049	4.000%	2,690,000	2,462,966
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,958,992
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,235,259
Series 2023A
07/01/2062	5.750%	10,000,000	10,720,894
Public Finance Authority(b)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	389,367
05/15/2047	5.250%	220,000	200,817
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	444,462
Revenue Bonds
Candela Project
Series 2023
12/15/2029	6.125%	1,000,000	979,602
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	800,667
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	2,889,195
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,566,662
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District(d)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,115,870
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	3,925,964
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,535,924
Series 2018B
07/01/2033	4.250%	1,250,000	1,054,905
07/01/2043	4.500%	1,375,000	1,018,700
07/01/2048	5.000%	500,000	379,934
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,037,036
Wisconsin Health & Educational Facilities Authority(b)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	3,500,000	3,560,284
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	863,184
03/01/2039	3.000%	195,000	162,086
Total			58,080,249
Total Municipal Bonds (Cost $1,839,286,110)			1,714,990,904

Municipal Short Term 0.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.3%
California Infrastructure & Economic Development Bank(a),(b)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.760%	5,000,000	5,131,062
Florida 0.2%
Florida Development Finance Corp.(a),(b),(h)
Revenue Bonds
Series 2024 (Mandatory Put 08/15/24)
06/30/2057	8.230%	2,500,000	2,504,661
Total Municipal Short Term (Cost $7,500,000)			7,635,723
Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2024 (Unaudited)

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(i)	648,891	648,956
Total Money Market Funds (Cost $648,891)		648,956
Total Investments in Securities (Cost $1,847,435,001)		1,723,275,583
Other Assets & Liabilities, Net		(6,260,582)
Net Assets		$1,717,015,001
At April 30, 2024, securities and/or cash totaling $1,147,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(540)	06/2024	USD	(58,016,250)	156,793	—
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $125,618,561, which represents 7.32% of total net assets.

(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a security in default.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2024, the total value of these securities amounted to $70,562,765, which represents 4.11% of total net assets.

(h)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2024.

(i)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Strategic Municipal Income Fund  | Third Quarter Report 2024

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